Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

August 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Bond Fund, Inc. - AB Short Duration Income Portfolio File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 176 (“PEA No. 176”) under the Securities Act of 1933 and Amendment No. 154 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. (the “Registrant”). We are making this filing for the purpose of registering a new series of the Registrant, AB Short Duration Income Portfolio.

We respectfully request selective review of PEA No. 176. PEA No. 176 is substantially similar to Post-Effective Amendment No. 255 for AB Cap Fund, Inc. (File Nos 2-29901 and 811-01716), which was filed on May 4, 2018 (Accession No. 0000919574-18-003298) and reviewed by the SEC staff.  We note that with the exception of the disclosure regarding objective, principal strategies, principal risks and investment policies, the disclosure in the prospectus is substantially similar. With respect to the Statement of Additional Information (“SAI”), the disclosure is also substantially similar, except with respect to some differences in the general disclosure of fund investments at the beginning of the SAI.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller